Financial Instruments (Securities Lending Program) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets Sold under Agreements to Repurchase [Line Items]
Total	$ 2,428
Gross amount of recognized liabilities for securities lending in offsetting disclosure	2,428	$ 2,778
Amounts related to agreements not included in securities lending in offsetting disclosure	0
Overnight and Continuous
Assets Sold under Agreements to Repurchase [Line Items]
Total	2,014
Up to 30 days
Assets Sold under Agreements to Repurchase [Line Items]
Total	108
30 - 90 Days
Assets Sold under Agreements to Repurchase [Line Items]
Total	0
Greater Than 90 Days
Assets Sold under Agreements to Repurchase [Line Items]
Total	306
U.S. government notes
Assets Sold under Agreements to Repurchase [Line Items]
Total	1,659
U.S. government notes | Overnight and Continuous
Assets Sold under Agreements to Repurchase [Line Items]
Total	1,322
U.S. government notes | Up to 30 days
Assets Sold under Agreements to Repurchase [Line Items]
Total	31
U.S. government notes | 30 - 90 Days
Assets Sold under Agreements to Repurchase [Line Items]
Total	0
U.S. government notes | Greater Than 90 Days
Assets Sold under Agreements to Repurchase [Line Items]
Total	306
U.S. government agencies
Assets Sold under Agreements to Repurchase [Line Items]
Total	581
U.S. government agencies | Overnight and Continuous
Assets Sold under Agreements to Repurchase [Line Items]
Total	504
U.S. government agencies | Up to 30 days
Assets Sold under Agreements to Repurchase [Line Items]
Total	77
U.S. government agencies | 30 - 90 Days
Assets Sold under Agreements to Repurchase [Line Items]
Total	0
U.S. government agencies | Greater Than 90 Days
Assets Sold under Agreements to Repurchase [Line Items]
Total	0
Corporate debt securities
Assets Sold under Agreements to Repurchase [Line Items]
Total	188
Corporate debt securities | Overnight and Continuous
Assets Sold under Agreements to Repurchase [Line Items]
Total	188
Corporate debt securities | Up to 30 days
Assets Sold under Agreements to Repurchase [Line Items]
Total	0
Corporate debt securities | 30 - 90 Days
Assets Sold under Agreements to Repurchase [Line Items]
Total	0
Corporate debt securities | Greater Than 90 Days
Assets Sold under Agreements to Repurchase [Line Items]
Total	$ 0